EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interest, voting interest, and carrying values of equity accounted investments as at December 31, 2021 and 2020:

(US$ MILLIONS, except as noted)	Economic interest		Voting interest		Carrying value
	2021	2020	2021	2020	2021	2020
Business services	49% - 70%	49% - 70%	49% - 70%	49% - 50%	$11	$11
Infrastructure services	25% - 33%	25% - 33%	25% - 33%	25% - 33%	8	7
Industrials	50%	50%	50%	50%	51	55
Total					$70	$73
The following table represents the change in the balance of equity accounted investments:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$73	$91
Additions	1	—
Dispositions	—	(2)
Share of net income	5	3
Distributions received	(4)	(4)
Foreign currency translation	(5)	(15)
Balance at end of period	$70	$73
For the year ended December 31, 2021, the company received total distributions from equity accounted investments of $4 million (2020: $4 million).
The following tables present the gross assets and liabilities of the company’s equity accounted investments:

	Year ended December 31, 2021
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$308	$1	$309	$302	$—	$302	$7
Infrastructure services	47	2	49	22	—	22	27
Industrials	45	249	294	22	171	193	101
Total	$400	$252	$652	$346	$171	$517	$135

	Year Ended December 31, 2020
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$289	$1	$290	$287	$—	$287	$3
Infrastructure services	40	3	43	24	—	24	19
Industrials	30	231	261	29	122	151	110
Total	$359	$235	$594	$340	$122	$462	$132
Certain equity accounted investments are subject to restrictions over the extent to which they can remit funds to the company in the form of cash dividends, or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following tables present the gross amounts of revenues, net income and other comprehensive income from the company’s equity accounted investments for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31, 2021
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$13	$4	$—	$4
Infrastructure services	150	6	—	6
Industrials	80	1	—	1
Total	$243	$11	$—	$11

	Year ended December 31, 2020
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$42	$3	$—	$3
Infrastructure services	145	4	—	4
Industrials	68	—	—	—
Total	$255	$7	$—	$7

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$49	$2	$—	$2
Infrastructure services	135	48	—	48
Industrials	89	6	—	6
Total	$273	$56	$—	$56